Property, plant, equipment and development costs	12 Months Ended
Dec. 31, 2022
Property, plant, equipment and development costs
Property, plant, equipment and development costs

11.   Property, plant, equipment and development costs

(a)	Below is presented the movement:

	Balance as of						Balance as of						Balance as of
	January 1,				Changes in	Reclassifications	December 31,				Changes in	Reclassifications	December 31,
	2021	Additions	Disposals	Sales	estimations	and transfers	2021	Additions	Disposals	Sales	estimations	and transfers	2022
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	17,650	—	—	—	—	53	17,703	—	—	—	—	1,062	18,765
Mining concessions (f)	151,873	—	—	—	—	—	151,873	—	—	—	—	—	151,873
Development costs	813,232	31,749	—	—	—	—	844,981	59,702	—	—	—	—	904,683
Buildings, constructions and other	1,343,060	31	(11)	—	—	7,315	1,350,395	—	(123)	—	—	3,510	1,353,782
Machinery and equipment	883,192	5	(393)	(249)	—	19,842	902,397	10	(41,053)	(34)	—	12,695	874,015
Transportation units	8,409	70	(152)	(934)	—	269	7,662	15	(277)	(1,816)	—	73	5,657
Furniture and fixtures	11,737	33	(98)	—	—	98	11,770	—	(702)	(4)	—	7	11,071
Units in transit	3,381	—	(506)	—	—	—	2,875	12,811	—	—	—	—	15,686
Work in progress	34,934	40,768	(1,838)	—	—	(27,577)	46,287	65,577	(3,049)	—	—	(17,347)	91,468
Stripping activity asset (g)	152,597	17,653	(6,763)	—	—	—	163,487	26,669	—	—	—	—	190,156
Right-of-use asset (e)	16,259	—	—	—	2,973	—	19,232	—	—	—	11,712	—	30,944
Mine closure costs	335,654	—	—	—	(3,272)	—	332,382	—	—	—	(21,869)	—	310,513
	3,771,978	90,309	(9,761)	(1,183)	(299)	—	3,851,044	164,784	(45,204)	(1,854)	(10,157)	—	3,958,613
Accumulated depreciation and amortization:
Mining concessions (f)	40,270	7	-	-	—	—	40,277	6	—	—	—	—	40,283
Development costs	340,999	20,582	-	-	—	—	361,581	26,907	—	—	—	—	388,488
Buildings, construction and other	698,324	66,445	(3)	-	—	928	765,694	58,345	(121)	—	—	—	823,918
Machinery and equipment	686,466	56,384	(340)	(170)	—	—	742,340	42,698	(40,355)	(34)	—	—	744,649
Transportation units	7,083	604	(143)	(894)	—	—	6,650	478	(153)	(1,803)	—	—	5,172
Furniture and fixtures	9,824	601	(97)	-	—	—	10,328	548	(651)	(4)	—	—	10,221
Stripping activity asset	111,455	14,039	-	-	—	6,665	132,159	21,769	—	—	—	—	153,928
Right-of-use asset (e)	9,081	4,813	-	-	—	—	13,894	4,290	—	—	—	—	18,184
Mine closure costs	191,840	14,819	-	-	—	7,173	213,832	18,198	—	—	—	—	232,030
	2,095,342	178,294	(583)	(1,064)	—	14,766	2,286,755	173,239	(41,280)	(1,841)	—	—	2,416,873
Provision for impairment of long-lived assets:
Mine closure costs	13,207	—	(3,828)	—	(7,173)	(7,173)	2,206	—	—	—	—	—	2,206
Development costs	10,153	—	—	—	(6,665)	(6,665)	3,488	—	—	—	—	—	3,488
Property, plant and other	2,915	19,874	(1,136)	—	(928)	(928)	20,725	—	(19,874)	—	—	—	851
	26,275	19,874	(4,964)	—	(14,766)	(14,766)	26,419	—	(19,874)	—	—	—	6,545

Net cost	1,650,361						1,537,870						1,535,195

(b)	Impairment of long-lived assets

In accordance with its accounting policies and processes, each asset or CGU is evaluated at each reporting date and annually at year-end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed.

In assessing whether impairment is required, the carrying value of the asset or CGU is compared with its recoverable amount. The recoverable amount is the higher of (i) the CGU’s fair value less costs of disposal (FVLCD) and (ii) its value in use (VIU). Given the nature of the Group’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place.

Consequently, the recoverable amount for each CGU is estimated based on discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market-based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. Capital and operating expenditure associated with the Group’s climate change initiatives are, to the extent necessary, taken into account when determining the recoverable amount of each CGU. The Group Buenaventura practice responsible mining that promotes economic growth and sustainable development, creating value in the regions where it operates. The Group’s environmental management has as an objective to innovate in water management and mine closure, looking forward to supporting the sustainability of operations. The use of clean technologies to reduce fresh water consumption and waste generation, together with the application of adequate environmental protection standards and procedures in the management of operations are essential for Buenaventura. The challenges that come from higher environmental and social expectations of the environment are being addressed appropriately, encouraging research to improve the prevention and control of the environmental impacts of the Group’s activities.

These cash flows were discounted using a real post-tax discount rate that reflected current market assessments of the time value of money and the risks specific to the CGU.

The estimates of quantities of recoverable minerals, production levels, operating costs and capital requirements are obtained from the planning process, including the LOM plans, one-year budgets and CGU-specific studies.

During 2022, the Group identified impairment indicators in Orcopampa, Uchucchacua, La Zanja and Río Seco. The Group evaluated and concluded that there is no impairment as a result of the analysis of the recoverable amount in Orcopampa, Uchucchacua and La Zanja mining units. The Group recognized a recovery of impairment of long-lived assets for US$19.9 million in Río Seco. The main factors considered in the impairment analysis were changes in estimates of proven and probable reserves, market forward prices and remaining mine useful lives.

During 2021, the Group identified impairment indicators in Orcopampa, Uchucchacua, La Zanja and Río Seco. The Group evaluated and concluded that there is no impairment as a result of the analysis of the recoverable amount of said units based on their value in use for Orcopampa, Uchucchacua, and La Zanja. As a result of the analysis of the recoverable amount as of December 31, 2021 in Río Seco, the Group recognized an impairment of assets for US$19.9 million. In addition, the La Zanja unit mining recognized a reversal of impairment of US$5.0 million, (net effect of US$14.9 million). The main factors considered in the impairment analysis were changes in estimates of reserves and resources, market forward prices and remaining mine useful lives.

During 2020, the Group identified impairment indicators in its Julcani, Orcopampa, Uchucchacua, El Brocal and La Zanja. The Group evaluated and concluded that there is no impairment as a result of the analysis of the recoverable amount of said units based on their value in use. The main factors considered in the impairment analysis were changes in estimates of reserves and resources, market forward prices and remaining mine useful lives. As a result of the analysis of the recoverable amount as of December 31, 2020, Buenaventura recognized a reversal for impairment of long-lived assets for US$2.1 million derived from the evaluation of its Julcani mining unit.The main factors considered in the impairment analysis were the increase in metal price projections and the life of mine plans. The recoverable amounts of the Julcani mining unit are based on management’s estimations of the value in use.

Below are the amounts of the recovery amounts as of December 2022, 2021 and 2020:

	2022	2021	2020
	US$	US$	US$

Uchucchacua	146,114	196,545	244,795
Río Seco	50,808	18,671	N/A
Orcopampa	51,911	43,128	57,650
La Zanja	35,011	51,044	20,736
Julcani	N/A	N/A	40,642
El Brocal	N/A	N/A	761,081

Key assumptions

The determination of value in use is most sensitive to the following key assumptions:

-	Production volumes
-	Commodity prices
-	Discount rate
-	Residual value

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Group’s process for the estimation of proven and probable reserves and resource estimates.

Commodity prices: Forecast commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied. These prices are reviewed at least annually.

Estimated prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

As of December 31, 2022 -

	2023	2024-2026
	US$	US$

Gold	1,750 / Oz	1,735 / Oz
Silver	21.00 / Oz	23.17 / Oz
Copper	7,900 / MT	9,625 / MT
Zinc	3,000 / MT	2,648 / MT
Lead	1,900 / MT	2,181 / MT

As of December 31, 2021 -

	2022	2023-2025
	US$	US$

Gold	1,700 / Oz	1,764 / Oz
Silver	24.00 / Oz	27.30 / Oz
Copper	8,500 / MT	8,705 / MT
Zinc	2,600 / MT	2,616 / MT
Lead	2,000 / MT	2,313 / MT

(*)OZ= Ounces, MT = Metric Tonne.

Discount rate:

In calculating the value in use, as of December 31, 2022 and 2021 the following discount rates were applied to the post-tax cash flows:

	2022		2021
	Post-Tax	Pre-Tax	Post-Tax	Pre-Tax
	%	%	%	%

Uchucchacua	8.12	12.52	6.04	9.31
Orcopampa	8.12	12.52	6.04	9.31
Río Seco	10.60	16.34	7.86	12.12
La Zanja	9.13	14.08	7.01	10.81

These discount rates are derived from the Group’s post-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on its interest-bearing borrowings the Group is obliged to service. The Beta factors are evaluated annually based on publicly available market data.

(c)

The book value of assets held under finance leases, and assets under trustworthy equity, amounted to US$250.5 million as of December 31, 2022 (US$270.8 million as of December 31, 2021) and is presented in various items of the “Property, plant, equipment and development cost” caption. During 2022 and 2021, no acquisitions of assets under lease agreements were made. Leased assets are pledged as security for the related finance lease liabilities.

(d)	During 2022, 2021 and 2020, no borrowing costs were capitalized.
(e)	Right-of-use assets

The net assets for right-of-use assets maintained by the Group correspond to the following:

	2022	2021
	US$(000)	US$(000)
Buildings	10,484	2,088
Transportation units	1,380	2,501
Machinery and equipment	896	749

	12,760	5,338

During 2022, the additions to the right-of-use assets were US$11.7 million and no disposals were made (additions of US$3.0 million and no disposals were made during 2021).

(f)	Mining concessions includes goodwill of El Brocal for an amount to US$34.0 million as of December 31, 2022 and 2021.
(g)

During June 2021, as a result of its reserves review, the subsidiary El Brocal wrote off the phase 6 for a total of 1,181,280 DMT at a value of US$6,763,000. The write-off corresponds to a new estimation of reserves of the open pit as a result of the topographical information. The balance as of December 31, 2021 of this phase is 5,730 DMT valued in US$118,000 which were comsumed during 2022.

In December 2020, as a result of the review of the mineral reserve balances, the subsidiary El Brocal wrote off the phase 9 for a total of 1,102,117 DMT at a value of US$11,633,000. The write-off corresponds to a loss of reserves due to variation in technical and economic parameters such as: decrease in estimated prices; increased cut-off; percentage decrease in payable items; and new block model.

(h)	Below is the distribution of depreciation expenses of the year:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Cost of sales of goods	147,032	159,652	174,103
Unabsorbed cost due to production stoppage	14,877	4,569	10,764
Cost of sales of services	8,153	8,109	8,461
Administrative expenses	1,886	4,741	3,142
Property, plant, equipment and development costs	1,039	963	833
Exploration in non-operating areas	101	114	111
Selling expenses	93	84	—
Other, net	49	48	46
Discontinued operations, note 1(e)	9	14	2,126

	173,239	178,294	199,586

Sociedad Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Property, plant, equipment and development costs

7.    Property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2022 and 2021 are shown below:

	December 31,			Adjustments			December 31,		Adjustments			December 31,
	2020	Additions		and changes in	Disposals	Transfers	2021	Additions	and changes in	Disposals	Transfers	2022
				estimates					estimates
	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	24,905	—		—	—	5,477	30,382	—	—	—	2,820	33,202
Buildings and other constructions	2,589,004	—		430	(913)	7,885	2,596,406	—	1,041	(61)	11,063	2,608,449
Machinery and equipment	4,985,749	—		(430)	(14,967)	128,007	5,098,359	—	(1,041)	(54,732)	155,044	5,197,630
Transportation units	30,098	—		—	(1,132)	4,416	33,382	—	—	—	2,995	36,377
Furniture and fixtures	949	—		—	(377)	—	572	—	—	—	—	572
Other equipment	30,965	—		—	(92)	4,522	35,395	—	—	(58)	885	36,222
Construction in progress and in-transit units	118,430	158,599	(a)	(195)	—	(150,307)	126,527	227,216	(19)	—	(169,459)	184,265
Stripping activity asset (see Note 2(i))	945,637	214,192		—	—	—	1,159,829	304,198	—	—	—	1,464,027
Asset retirement costs (see Note 11(b))	204,567	—		(18,271)	—	—	186,296	—	(17,812)	—	—	168,484
Right-of-use assets (b)	96,451	4,099		—	(1,650)	—	98,900	4,941	—	(3,137)	(3,348)	97,356
	9,026,755	376,890		(18,466)	(19,131)	—	9,366,048	536,355	(17,831)	(57,988)	—	9,826,584

Accumulated depreciation
Buildings and other constructions	456,213	66,846		236	(914)	—	522,381	72,899	655	(14)	—	595,921
Machinery and equipment	2,305,568	279,531		(236)	(14,891)	—	2,569,972	272,528	(655)	(54,519)	141	2,787,467
Transportation units	17,698	1,969		—	(1,040)	—	18,627	2,160	—	—	—	20,787
Furniture and fixtures	904	23		—	(376)	—	551	21	—	—	—	572
Other equipment	21,240	2,942		—	(92)	—	24,090	3,136	—	(58)	—	27,168
Stripping activity asset	678,041	113,530		—	—	—	791,571	134,186	—	—	—	925,757
Asset retirement costs	31,526	5,388		—	—	—	36,914	4,770	—	—	—	41,684
Right-of-use assets (b)	19,589	12,459		—	(1,640)	—	30,408	12,708	—	(3,124)	(141)	39,851
	3,530,779	482,688		—	(18,953)	—	3,994,514	502,408	—	(57,715)	—	4,439,207

Net cost	5,495,976						5,371,534					5,387,377
(a)

As of December 31, 2022 additions to construction in progress and in-transit units primarily relate to (i) tailings dam projects (US$ 55.5 million), (ii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$36.1 million), (iii) mine support equipment (US$32.6 million), (iv) belt replacement projects (US$11.1 million), (v) a direct flotation reactor technology project (US$11.0 million), (vi) the purchase of stators for ball mills (US$10.7 million), and (vii) installation of flotation recovery technology (US$8.5 million).

As of December 31, 2021, additions to construction in progress and in-transit units primarily relate to (i) tailings dam projects (US$30.1 million), (ii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$ 28.9 million), (iii) the purchase of stators for ball mills (US$ 18.7 million), (iv) the purchase of mine support equipment (US$ 17.3 million), (v) major maintenance on shovels (US$ 9.2 million), (vi) the purchase of rollers (US$ 9.0 million), (vii) belt replacement projects (US$ 7.9 million), (viii) major components of the primary crusher (US$ 4.3 million), (ix) haul trucks beds (US$ 3.2 million) and (x) projects for the optimization of the Company’s operating processes (US$ 2.5 million).

As of December 31, 2022, additions to construction in progress include capitalized interest with an average rate of 4.25% primarily related to (i) capital projects for the maintenance truck shop (US$1.5 million), (ii) tailings dam projects (US$1.2 million), (iii) the purchase of stators for ball mills (US$0.1 million) and (iv) other projects (US$0.3 million).

As of December 31, 2021, additions to construction in progress include capitalized interest with an average rate of 2.88% primarily related to (i) capital projects for the maintenance truck shop (US$ 1.0 million), (ii) tailings dam projects (US$ 0.4 million), (iii) the purchase of stators (US$ 0.2 million) and (iv) other projects US$ 0.3 million).

(b)  Set out below are the carrying amounts of right-of-use assets recognized and the movements as of December 31, 2022 and 2021:

	December			December				December
	31, 2020	Additions	Disposals	31, 2021	Additions	Disposals	Transfers	31, 2022
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	9,851	789	—	10,640	216	(365)	—	10,491
Buildings and other constructions	56,594	2,195	(873)	57,916	1,273	(2,668)	—	56,521
Machinery and equipment	30,006	1,115	(777)	30,344	3,452	(104)	(3,348)	30,344

	96,451	4,099	(1,650)	98,900	4,941	(3,137)	(3,348)	97,356

Accumulated depreciation
Land	2,897	1,732	—	4,629	1,949	(365)	—	6,213
Buildings and other constructions	10,575	7,480	(865)	17,190	7,216	(2,656)	—	21,750
Machinery and equipment	6,117	3,247	(775)	8,589	3,543	(103)	(141)	11,888
	19,589	12,459	(1,640)	30,408	12,708	(3,124)	(141)	39,851

Net cost	76,862			68,492				57,505